Tangible Equity Units - Schedule of Number of Common Stock Issued Based on 20 Day Volume Weighted-Average Price of Common Stock (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Maximum
VWAP of BTSG Common Stock	$ 15.28
Common Stock Issued | shares	30,800,000
Minimum
VWAP of BTSG Common Stock	$ 13
Common Stock Issued | shares	26,200,000
Greater than $15.28
Common Stock Issued | shares	3.2733
Greater than $15.28 | Minimum
VWAP of BTSG Common Stock	$ 15.28
Equal to or less than $15.28 but greater than or equal to $13.00
Amount to determine Common Stock Issuance | $	$ 50
Equal to or less than $15.28 but greater than or equal to $13.00 | Maximum
VWAP of BTSG Common Stock	$ 15.28
Equal to or less than $15.28 but greater than or equal to $13.00 | Minimum
VWAP of BTSG Common Stock	$ 13
Less than $13.00
Common Stock Issued | shares	3.8461
Less than $13.00 | Maximum
VWAP of BTSG Common Stock	$ 13